Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements
29.	FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Cash equivalents, fixed rate time deposits and bonds payable are classified within Level 1 because they are valued by using quoted market prices.

The contingent considerations for the acquired businesses, the share-settled bonuses, liability classified RSU and long term investments are classified within Level 3. The contingent considerations are based on the achievement of certain financial targets in accordance with the sales and purchase agreements for the various periods, as well as other non-financial measures. The fair value of the share-settled bonuses was estimated using the performance bonuses that the Company estimates to be settled in shares and the observable market prices of the underlying ADSs of the Company. The fair value of liability classified RSU was estimated using the share price and exchange rate that the Company estimates to be settled in shares

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2016
	RMB	RMB	RMB	RMB
Cash equivalents:
- Fixed rate time deposits	588,589	—	—	588,589
Short-term investments:
- Fixed rate time deposits	277,946	—	—	277,946
Long-term investments
- Available-for-sale investments	—	—	7,921	7,921

Assets	866,535	—	7,921	874,456

Long-term borrowings:
- Bonds payable	418,497	—	—	418,497

Other liabilities:
- Share-settled bonuses	—	—	37,526	37,526
- Liability classified RSU	—	—	34,612	34,612

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	65,797	65,797

Liabilities	418,497	—	137,935	556,432

	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Fair value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
- Fixed rate time deposits	874,786	—	—	874,786	134,452

Short-term investments:
- Fixed rate time deposits	548,890	—	—	548,890	84,363

Long-term investments
- Available-for-sale investments	—	—	2,537	2,537	390

Assets	1,423,676	—	2,537	1,426,213	219,205

Long-term borrowings:
- Bonds payable	1,980,529	—	—	1,980,529	304,402

Other liabilities:
- Liability classified RSU	—	—	11,865	11,865	1,824

Amounts due to related parties:
- Contingent consideration payable in relation to the acquisition of subsidiaries	—	—	36,734	36,734	5,646

Liabilities	1,980,529	—	48,599	2,029,128	311,872

The following table presents a reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Contingent consideration payables
RMB
Fair value at January 1, 2016	372,256
Changes in the fair value	(93,307)
Payment of cash consideration	(2,617)
Reclassification to equity upon resolution of contingencies	(210,535)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	65,797

Changes in the fair value	937
Settlement of contingent consideration payable	(30,000)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	36,734

Fair value at December 31, 2017 (US$)	5,646

Share-settled bonuses
RMB
Fair value at January 1, 2016	41,352
Increase in bonuses settled in shares during 2016	37,678
Changes in the fair value	(5,319)
Reclassification to equity	(15,890)
Bonuses settled in cash during 2016	(20,295)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2016	37,526

Changes in the fair value	(810)
Reclassification to equity	(22,752)
Reversal of share-settled bonuses	(13,964)
Transfers in and/or out of Level 3	—

Fair value at December 31, 2017	—

Fair value at December 31, 2017 (US$)	—

Liability classified RSU
RMB
Fair value at January 1, 2017	34,612
Increase in liability classified RSU	61,903
Reclassification to equity	(84,650)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2017	11,865

Fair value at December 31, 2017 (US$)	1,824